DETAILS OF CASH FLOWS - Non-cash investing and financing activities (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-cash foreign currency translations, gain (loss)	$ (19.0)	$ 40.8
Stapled units
Units issued under the stapled unit plan, (in units)	41	44
Value of stapled units issued	$ 3.4	$ 4.1